LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS (Details 4) - Non-performing Loans (collectively evaluated) [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total	$ 633,461	$ 564,131
SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	318,218	298,537
UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	315,243	265,594
Commercial loans [Member]
Disclosure of financial assets [line items]
Total	368,522	316,838
Commercial loans [Member] | SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	167,909	159,965
Commercial loans [Member] | UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	200,613	156,873
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	161,768	147,572
Mortgage Loans [Member] | SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	141,413	129,632
Mortgage Loans [Member] | UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	20,355	17,940
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	103,171	99,721
Consumer Loans [Member] | SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	8,896	8,940
Consumer Loans [Member] | UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	$ 94,275	$ 90,781